Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 51,118	$ 61,336
Work in process	59,267	86,930
Raw materials	88,844	68,684
Inventory, Net	$ 199,229	$ 216,950